TAXATION - Other tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Nov. 03, 2016 IDR (Rp)
TAXATION
VAT				Rp 37.5
Total	Rp 2,314.0	$ 162	Rp 1,422.0
The company
TAXATION
Article 4 (2) - Final tax	53.0		53.0
Article 21 - Individual income tax	97.0		119.0
Article 22 - Withholding tax on goods delivery and imports	8.0		5.0
Article 23 - Withholding tax on services delivery	47.0		21.0
Article 26 - Withholding tax on non-resident income	3.0		7.0
VAT	505.0
VAT - Tax collector	409.0		490.0
Total	1,122.0		695.0
Subsidiaries
TAXATION
Article 4 (2) - Final tax	214.0		136.0
Article 21 - Individual income tax	151.0		176.0
Article 22 - Withholding tax on goods delivery and imports	3.0		4.0
Article 23 - Withholding tax on services delivery	65.0		55.0
Article 26 - Withholding tax on non-resident income	14.0		7.0
VAT	745.0		349.0
Total	Rp 1,192.0		Rp 727.0